NON-CURRENT ASSETS HELD FOR SALE (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ha	Dec. 31, 2021 USD ($)
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Number of hectares of forestry land held for sale | ha	80,489
Profit From Sale Of Noncurrent Assets | $	$ 19,670	$ 229,866